Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	1/15/2013
Transaction Month	10
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$221,883,924.09	0.7088943	$184,928,459.79	0.5908258	$36,955,464.30
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$932,343,924.09	0.6883510	$895,388,459.79	0.6610667	$36,955,464.30

Weighted Avg. Coupon (WAC)	4.60%		4.60%
Weighted Avg. Remaining Maturity (WARM)	45.41		44.60
Pool Receivables Balance	$980,336,858.74		$942,310,146.56
Remaining Number of Receivables	70,501		69,254

Adjusted Pool Balance	$959,637,886.77		$922,682,422.47

III. COLLECTIONS

Principal:
Principal Collections	$36,770,489.19
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$842,938.56
Total Principal Collections	$37,613,427.75

Interest:
Interest Collections	$3,638,400.88
Late Fees & Other Charges	$65,767.84
Interest on Repurchase Principal	$-
Total Interest Collections	$3,704,168.72

Collection Account Interest	$2,984.41
Reserve Account Interest	$568.07
Servicer Advances	$-

Total Collections	$41,321,148.95

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	1/15/2013
Transaction Month	10
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$41,321,148.95
Reserve Account Available					$6,823,490.67
Total Available for Distribution					$48,144,639.62
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$816,947.38		$816,947.38	$816,947.38
Collection Account Interest					$2,984.41
Late Fees & Other Charges					$65,767.84
Total due to Servicer					$885,699.63

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$101,696.80		$101,696.80
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$503,889.30		$503,889.30	$503,889.30

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$39,767,915.10

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$36,955,464.30

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$36,955,464.30
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,955,464.30		$36,955,464.30
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$36,955,464.30		$36,955,464.30

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,812,450.80

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,698,971.97
Beginning Period Amount	$20,698,971.97
Current Period Amortization	$1,071,247.88
Ending Period Required Amount	$19,627,724.09
Ending Period Amount	$19,627,724.09
Next Distribution Date Amount	$18,588,588.51

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	1/15/2013
Transaction Month	10
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	2.84%	2.96%	2.96%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.66%	68,327	98.36%	$926,849,156.46
30 - 60 Days	1.07%	741	1.29%	$12,172,741.23
61 - 90 Days	0.21%	143	0.27%	$2,506,618.73
91 + Days	0.06%	43	0.08%	$781,630.14
		69,254		$942,310,146.56
Total
Delinquent Receivables 61 + days past due	0.27%	186	0.35%	$3,288,248.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	160	0.28%	$2,775,496.55
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	145	0.26%	$2,624,629.58
Three-Month Average Delinquency Ratio	0.23%		0.30%

Repossession in Current Period		59		$1,099,353.97
Repossession Inventory		91		$827,220.03

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,256,222.99
Recoveries				$(842,938.56)
Net Charge-offs for Current Period				$413,284.43

Beginning Pool Balance for Current Period				$980,336,858.74

Net Loss Ratio				0.51%
Net Loss Ratio for 1st Preceding Collection Period				0.84%
Net Loss Ratio for 2nd Preceding Collection Period				0.58%
Three-Month Average Net Loss Ratio for Current Period				0.64%

Cumulative Net Losses for All Periods				$4,478,978.11
Cumulative Net Losses as a % of Initial Pool Balance				0.32%

Principal Balance of Extensions				$6,289,603.56
Number of Extensions				357

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